Loans and Allowance for Loan Losses - Summary of Information Regarding Interest Income Recognized on Impaired Loans,by Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Average Recorded Investment
With no allowance recorded:	$ 34,637	$ 39,062
With an allowance recorded:	35,673	36,782
Total	70,310	75,844
Total Interest Recognized
With no allowance recorded:	956	1,154
With an allowance recorded:	596	660
Total	1,552	1,814
Commercial and industrial | Commercial Portfolio Segment
Average Recorded Investment
With no allowance recorded:	11,813	12,941
With an allowance recorded:	7,229	7,947
Total Interest Recognized
With no allowance recorded:	161	206
With an allowance recorded:	0	0
Commercial real estate | Commercial Portfolio Segment
Average Recorded Investment
With no allowance recorded:	3,916	5,124
With an allowance recorded:	926	644
Total Interest Recognized
With no allowance recorded:	178	179
With an allowance recorded:	0	0
Business banking | Commercial Portfolio Segment
Average Recorded Investment
With no allowance recorded:	4,352	3,008
With an allowance recorded:	13,027	13,663
Total Interest Recognized
With no allowance recorded:	99	92
With an allowance recorded:	57	62
Residential real estate | Residential Portfolio Segment
Average Recorded Investment
With no allowance recorded:	12,506	14,654
With an allowance recorded:	12,322	12,194
Total Interest Recognized
With no allowance recorded:	456	589
With an allowance recorded:	474	521
Consumer home equity | Consumer Portfolio Segment
Average Recorded Investment
With no allowance recorded:	2,027	3,299
With an allowance recorded:	2,106	2,334
Total Interest Recognized
With no allowance recorded:	62	87
With an allowance recorded:	65	77
Other consumer | Consumer Portfolio Segment
Average Recorded Investment
With no allowance recorded:	23	36
With an allowance recorded:	63	0
Total Interest Recognized
With no allowance recorded:	0	1
With an allowance recorded:	$ 0	$ 0